STOCKHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 11 - STOCKHOLDERS’ EQUITY

A. Common Stock

The holder of the shares of Common Stock are entitled to the following rights:

1.	Right to participate and vote in the Company’s general meetings, whether regular or extraordinary. Each share will entitle its holder, when attending and participating in the voting in person or via agent or letter, to one vote;

2.	Right to share in distribution of dividends, whether in cash or in the form of bonus shares; the distribution of assets or any other distribution pro rata to the par value of the shares held by them;

3.	Right to a share in the distribution of the Company’s excess assets upon liquidation on a pro rata basis to the par value of the shares held by them.

B. Issuance of shares of Common Stock

1.	Following the acquisition of the remaining 92.5% of the shares of Ocean (See Note 3B), the Company issued on September 28, 2020:

A.	1,254,498 shares of common stock of the Company;

B.	1,254,498 warrants to purchase the same number of shares of common stock of the Company (the “Warrants”). The Warrants are convertible into shares of Common Stock over a period of three-years at an exercise price of $1.00 per share, with the price per share subject to standard anti-dilution adjustments.

2.	In connection with the Share Exchange Agreement as noted in Note 3B, on September 7, 2020, the Company and its current Chief Executive Officer and Chairman and majority shareholder, and the Ocean Shareholders, entered into a shareholder agreement (the “Shareholder Agreement”), under which certain minority rights and protections (including representation on the Company’s Board of Directors) to Ocean Shareholders.

C. Warrants

	2021	2020

Outstanding as of January 1	3,544,242	2,289,744
Granted	-	1,254,498
Exercised	-	-

Outstanding as of December 31	3,544,242	3,544,242

CREATIONS INC. AND SUBSIDIARIES

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars in thousands)